LEASE (Tables)	12 Months Ended
Aug. 31, 2025
Lease liabilities [abstract]
Disclosure of lease liabilties [Table Text Block]
As at	August 31, 2025	August 31, 2024

Balance, beginning of year	$318	$365
Accretion of interest	33	40
Payments	(87)	(88)
Foreign Exchange	(6)	1
Total	$258	$318

Current (included in Accounts Payable)	56	55
Non-current	202	263
Total	258	318